Condensed Financial Information of DHT Holdings, Inc. (parent company only), Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Current assets [Abstract]
Cash and cash equivalents		$ 60,658	[1],[2]	$ 68,641	[1],[2]	$ 67,356	$ 94,944
Total current assets		131,972		118,279
Investment in associate company		5,406		5,233
Total non-current assets		1,477,391		1,503,710
Total assets		1,609,362		1,621,989
Current liabilities [Abstract]
Accounts payable and accrued expenses	[1]	19,662		18,503
Total current liabilities		41,944		47,929
Non-current liabilities [Abstract]
Long-term debt	[1]	512,507		446,562
Total non-current liabilities		520,059		465,120
Total liabilities		562,003		513,049
Stockholders' equity [Abstract]
Stock		1,661		1,708
Paid-in additional capital		1,264,000		1,291,505
Accumulated deficit		(222,405)		(188,709)
Total equity		1,047,359		1,108,940		932,449	861,668
Total liabilities and equity		1,609,362		1,621,989
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		15,539		5,310		$ 22,492	$ 17,783
Accounts receivable and prepaid expenses		74		1,679
Amounts due from related parties		90,190		84,725
Total current assets		105,803		91,713
Investments in subsidiaries		392,489		434,172
Loan to subsidiaries		338,051		324,420
Investment in associate company		201		201
Total non-current assets		730,741		758,793
Total assets		836,545		850,506
Current liabilities [Abstract]
Accounts payable and accrued expenses		447		170
Total current liabilities		447		170
Stockholders' equity [Abstract]
Stock		1,661		1,708
Paid-in additional capital		1,217,244		1,245,449
Accumulated deficit		(382,808)		(396,820)
Total equity		836,097		850,336
Total liabilities and equity		$ 836,545		$ 850,506

[1]	Amortized cost.
[2]	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.